EQUITY COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Nalco Holding Company ("Nalco")	Dec. 02, 2011 Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")
EQUITY COMPENSATION PLANS
Common shares available for grant (in shares)	8,813,059	11,608,387	2,376,663
Value of awards granted, portion from stock options under prior program (as a percent)			100.00%
Value of awards granted, portion from stock options under current program (as a percent)			50.00%
Value of awards granted, portion from PBRSUs under current program (as a percent)			50.00%
Total compensation expense related to all share-based compensation plans	$ 40	$ 29	$ 37
Total compensation expense, net of tax benefit	27	19	24
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	124			38
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized (in years)	1.8
Stock incentive and option plans
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	124			38
Shares approved for issuance under the plan (in shares)		12,000,000				1,405,530
Stock award exchange ratio						0.67959
Total fair value of converted equity compensation						111
Portion of total fair value of converted equity compensation included in consideration transferred to acquire the entity					$ 73.5	$ 73.0